Summary of Assets Measured at Fair Value on Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Impairment charges	$ 4,677
Fair Value, Measurements, Nonrecurring
Impairment charges	4,214	[1]	759	[1]
Fair Value, Measurements, Nonrecurring | Containers held for sale
Impairment charges	4,214	[1],[2]	759	[1],[2]
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2
Assets measured at fair value on non-recurring basis	7,418		890
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 2 | Containers held for sale
Assets measured at fair value on non-recurring basis	$ 7,418	[2]	$ 890	[2]

[1]	Included in depreciation expense and container impairment in the accompanying consolidated statements of income.
[2]	Represents the carrying value of containers included in containers held for sale in the consolidated balance sheets that have been impaired to write down the value of the containers to their estimated fair value less cost to sell.